FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 24, 2023
Disclosure of subsidiaries [line items]
Net sales	$ 17,610,092	$ 16,414,466	$ 16,090,744
Assets	24,179,104	17,491,548
Liabilities	7,367,245	3,723,155
Capital and reserves attributable to the owners of the parent	12,418,595	11,845,959
Financial assets	6,585,722	5,007,447
Financial liabilities	5,043,160	2,438,751
Current dividend payables	51,249	0
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income	113,000
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Net sales	3,419,000	3,830,000
Profit (loss) from continuing operations	686,000	756,000
Assets	5,083,000	5,258,000
Liabilities	759,000	511,000
Capital and reserves attributable to the owners of the parent	4,324,000	$ 4,747,000
Cash and cash equivalents and other investments	1,094,000
Financial assets	103,000
Financial liabilities	220,000
Current dividend payables				$ 624,000
Ternium Argentina S.A. | Sovereign Bonds
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	902,000
Ternium Argentina S.A. | Negotiable Obligations And Promissory Notes
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	136,000
Ternium Argentina S.A. | Argentine Pesos-Denominated Instruments
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	$ 56,000